Dreyfus Institutional Preferred Money Market Fund.

-Reserve Shares

Incorporated herein by reference is the above-referenced Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 22, 2014 (SEC Accession No. 0001038520-14-000022).